Statements of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest income	$ 1,860,451
Total investment income	14,327,296
Net appreciation (depreciation) in fair value of investments	30,422,843
Contributions:
Participant contributions	15,369,633
Rollover contributions	1,700,418
Employer contributions	5,740,398
Total contributions	22,810,449
Interest income—notes receivable from participants	315,263
Total additions	67,875,851
Deductions:
Benefits paid to participants	33,166,351
Administrative expenses	157,179
Total deductions	33,323,530
Net increase (decrease) in net assets before plan transfers	34,552,321
Inter-plan transfers from AIL 401(k) Plan	106,471
Net increase (decrease) in net assets after plan transfers	34,658,792
Net assets available for benefits:
Beginning of plan year	258,543,644
End of plan year	293,202,436
Globe Life Inc. common stock
Investment income:
Dividends	339,067
Other Investments
Investment income:
Dividends	$ 12,127,778